Note 8 - Derivative Liability on Warrants (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Disclosure Text Block [Abstract]
Fair Value, Liabilities Measured on Recurring Basis [Table Text Block]
Estimated fair value	$6.77
Expected life (years)	5.51
Risk free interest rate	1.65%
Volatility	146.11%

Schedule of Derivative Liabilities at Fair Value [Table Text Block]
Beginning balance December 31, 2014	$-
Derivative warrants issued	1,586,884
Change in fair value included in net loss	(317,669)
Balance at March 31, 2015	$1,269,215

Balance at issuance June 14, 2013	$1,170,459
Change in fair value included in net loss	(47,310)
Balance at December 31, 2013	1,123,149
Change in fair value included in net loss	(32,239)
Warrants exercised	(1,090,910)
Balance at December 31, 2014	$0